Financial instruments (Tables)	6 Months Ended
Jun. 30, 2017
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2Q17	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	123	0	–		–		123
Interest-bearing deposits with banks	0	0	39	–		–		39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	91,520	0	–		–		91,520
Debt	884	630	2	–		–		1,516
of which corporates	0	580	2	–		–		582
Equity	31,530	327	12	–		–		31,869
Securities received as collateral	32,414	957	14	–		–		33,385
Debt	26,516	34,051	2,110	–		–		62,677
of which foreign governments	26,227	3,120	313	–		–		29,660
of which corporates	157	12,202	999	–		–		13,358
of which RMBS	0	15,202	431	–		–		15,633
of which CMBS	0	2,214	35	–		–		2,249
of which CDO	0	1,309	178	–		–		1,487
Equity	47,408	3,353	135	–		1,065		51,961
Derivatives	5,292	164,623	3,311	(152,294)		–		20,932
of which interest rate products	1,502	97,234	714	–		–		–
of which foreign exchange products	62	41,222	244	–		–		–
of which equity/index-related products	3,728	17,665	813	–		–		–
of which credit derivatives	0	7,618	454	–		–		–
Other	2,131	467	2,813	–		–		5,411
Trading assets	81,347	202,494	8,369	(152,294)		1,065		140,981
Debt	244	1,910	36	–		–		2,190
of which foreign governments	96	1,247	0	–		–		1,343
of which corporates	0	254	0	–		–		254
of which RMBS	0	343	34	–		–		377
of which CMBS	0	0	2	–		–		2
Equity	3	88	0	–		–		91
Investment securities	247	1,998	36	–		–		2,281
Private equity	0	0	7	–		458		465
of which equity funds	0	0	0	–		243		243
Hedge funds	0	0	0	–		449		449
of which debt funds	0	0	0	–		212		212
Other equity investments	23	30	285	–		1,523		1,861
of which private	16	30	285	–		1,522		1,853
Life finance instruments	0	4	1,365	–		–		1,369
Other investments	23	34	1,657	–		2,430		4,144
Loans	0	11,415	5,212	–		–		16,627
of which commercial and industrial loans	0	4,874	2,747	–		–		7,621
of which financial institutions	0	3,804	1,830	–		–		5,634
Other intangible assets (mortgage servicing rights)	0	0	128	–		–		128
Other assets	230	9,177	2,176	(180)		–		11,403
of which loans held-for-sale	0	6,960	1,973	–		–		8,933
Total assets at fair value	114,261	317,718	17,631	(152,474)		3,495		300,631
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q17	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	370	0	–		–		370
Customer deposits	0	3,146	433	–		–		3,579
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	16,038	0	–		–		16,038
Debt	884	630	2	–		–		1,516
of which corporates	0	580	2	–		–		582
Equity	31,530	327	12	–		–		31,869
Obligation to return securities received as collateral	32,414	957	14	–		–		33,385
Debt	4,876	4,940	13	–		–		9,829
of which foreign governments	4,862	417	0	–		–		5,279
of which corporates	0	4,264	13	–		–		4,277
Equity	16,865	114	92	–		17		17,088
Derivatives	5,554	166,962	2,575	(158,473)		–		16,618
of which interest rate products	1,473	89,767	270	–		–		–
of which foreign exchange products	63	47,890	95	–		–		–
of which equity/index-related products	4,016	20,183	1,061	–		–		–
of which credit derivatives	0	8,358	622	–		–		–
Trading liabilities	27,295	172,016	2,680	(158,473)		17		43,535
Short-term borrowings	0	5,008	620	–		–		5,628
Long-term debt	0	58,807	12,996	–		–		71,803
of which treasury debt over two years	0	3,167	0	–		–		3,167
of which structured notes over one year and up to two years	0	7,550	308	–		–		7,858
of which structured notes over two years	0	37,730	11,972	–		–		49,702
of which other debt instruments over two years	0	2,375	573	–		–		2,948
of which other subordinated bonds	0	5,376	0	–		–		5,376
of which non-recourse liabilities	0	1,059	140	–		–		1,199
Other liabilities	0	7,153	1,355	(229)		–		8,279
of which failed sales	0	560	199	–		–		759
Total liabilities at fair value	59,709	263,495	18,098	(158,702)		17		182,617
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q16	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	200	0	–		–		200
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,193	3,977	–		–		65,668
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,326	1,674	–		–		14,180
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,490	3,795	240	–		1,346		63,871
Derivatives	5,631	224,142	4,305	(207,296)		–		26,782
of which interest rate products	3,074	133,834	748	–		–		–
of which foreign exchange products	18	61,448	355	–		–		–
of which equity/index-related products	2,538	20,519	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,267	2,319	4,243	–		–		8,829
Trading assets	95,886	262,449	12,765	(207,296)		1,346		165,150
Debt	294	2,034	72	–		–		2,400
of which foreign governments	103	1,240	0	–		–		1,343
of which corporates	0	287	0	–		–		287
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	3	86	0	–		–		89
Investment securities	297	2,120	72	–		–		2,489
Private equity	0	0	8	–		574		582
of which equity funds	0	0	0	–		240		240
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		984		1,380
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,104		4,096
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,359	1,679	(915)		–		9,383
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,790	374,486	23,390	(208,211)		3,450		320,905
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q16	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	437	0	–		–		437
Customer deposits	0	3,166	410	–		–		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,365	191	41	–		1		16,598
Derivatives	5,407	229,051	3,673	(217,762)		–		20,369
of which interest rate products	2,946	126,422	538	–		–		–
of which foreign exchange products	18	71,006	150	–		–		–
of which equity/index-related products	2,442	22,219	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,148	232,806	3,737	(217,762)		1		44,930
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	59,453	13,415	–		–		72,868
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	5,482	1	–		–		5,483
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,823	1,684	(1,014)		–		9,493
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,473	329,033	19,832	(218,776)		1		187,563
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	6M17		6M16
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Securities received as collateral	0	137	0	0
Debt	7	206	5	1,667
Equity	663	161	285	835
Derivatives	2,287	0	2,403	0
Trading assets	2,957	367	2,693	2,502
Liabilities (CHF million)
Obligations to return securities received as collateral	0	137	0	0
Debt	0	44	2	33
Equity	49	78	16	48
Derivatives	2,594	32	3,007	8
Trading liabilities	2,643	154	3,025	89

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M17	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	39	0	0	0	0	0	0		(1)	0		0	0		0	0	39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(195)	0		0	0		0	0		0	(5)	0
Securities received as collateral	70	3	(1)	31	(87)	0	0	0		0	0		0	0		0	(2)	14
Debt	3,977	326	(555)	1,447	(2,764)	0	0	(7)		(97)	0		6	0		0	(223)	2,110
of which corporates	1,674	113	(279)	1,040	(1,390)	0	0	(6)		(40)	0		4	0		0	(117)	999
of which RMBS	605	189	(130)	64	(206)	0	0	2		(62)	0		0	0		0	(31)	431
of which CMBS	65	4	(15)	0	(11)	0	0	(3)		(2)	0		0	0		0	(3)	35
of which CDO	1,165	14	(114)	132	(965)	0	0	0		(17)	0		0	0		0	(37)	178
Equity	240	15	(18)	32	(124)	0	0	0		2	0		0	0		0	(12)	135
Derivatives	4,305	215	(657)	0	0	503	(856)	103		(50)	0		0	0		0	(252)	3,311
of which interest rate products	748	4	(32)	0	0	90	(102)	5		34	0		0	0		0	(33)	714
of which equity/index-related products	914	85	(45)	0	0	191	(320)	9		38	0		0	0		0	(59)	813
of which credit derivatives	688	126	(188)	0	0	40	(161)	25		(38)	0		0	0		0	(38)	454
Other	4,243	49	(51)	6,774	(8,022)	0	(221)	3		262	0		0	0		0	(224)	2,813
Trading assets	12,765	605	(1,281)	8,253	(10,910)	503	(1,077)	99		117	0		6	0		0	(711)	8,369
Investment securities	72	0	(16)	64	(80)	0	(67)	(1)		68	0		0	0		0	(4)	36
Equity	318	0	0	98	(116)	0	0	0		(12)	0		23	0		0	(19)	292
Life finance instruments	1,588	0	0	96	(245)	0	0	0		22	0		0	0		0	(96)	1,365
Other investments	1,906	0	0	194	(361)	0	0	0		10	0		23	0		0	(115)	1,657
Loans	6,585	491	(372)	54	(487)	631	(1,418)	(19)		114	0		0	0		0	(367)	5,212
of which commercial and industrial loans	3,816	216	(103)	51	(321)	250	(1,033)	(7)		76	0		0	0		0	(198)	2,747
of which financial institutions	1,829	275	(9)	3	(162)	349	(335)	0		(10)	0		0	0		0	(110)	1,830
Other intangible assets (mortgage servicing rights)	138	0	0	1	(1)	0	0	0		0	0		(2)	0		0	(8)	128
Other assets	1,679	100	(37)	346	(562)	1,010	(95)	(2)		(123)	0		(1)	0		0	(139)	2,176
of which loans held-for-sale [2]	1,316	55	(26)	317	(447)	1,009	(95)	(2)		(33)	0		0	0		0	(121)	1,973
Total assets at fair value	23,390	1,238	(1,707)	8,943	(12,488)	2,170	(2,852)	77		185	0		26	0		0	(1,351)	17,631
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	26	0	0		(10)	0		0	0		13	(6)	433
Obligation to return securities received as collateral	70	3	(1)	31	(87)	0	0	0		0	0		0	0		0	(2)	14
Trading liabilities	3,737	217	(732)	81	(80)	569	(994)	79		23	0		5	0		0	(225)	2,680
of which interest rate derivatives	538	6	(30)	0	0	13	(229)	3		(6)	0		0	0		0	(25)	270
of which foreign exchange derivatives	150	10	(1)	0	0	5	(4)	0		(57)	0		0	0		0	(8)	95
of which equity/index-related derivatives	1,181	12	(81)	0	0	321	(410)	(3)		117	0		0	0		0	(76)	1,061
of which credit derivatives	851	143	(226)	0	0	103	(175)	17		(41)	0		0	0		0	(50)	622
Short-term borrowings	516	89	(22)	0	0	332	(277)	(2)		9	0		8	0		0	(33)	620
Long-term debt	13,415	744	(1,623)	0	0	2,289	(1,785)	45		718	0		0	12		124	(943)	12,996
of which structured notes over two years	12,434	603	(1,533)	0	0	1,936	(1,496)	45		726	0		0	12		124	(879)	11,972
Other liabilities	1,684	72	(31)	117	(170)	7	(364)	(18)		(25)	0		174	0		0	(91)	1,355
of which failed sales	219	20	(13)	106	(131)	0	0	(1)		12	0		0	0		0	(13)	199
Total liabilities at fair value	19,832	1,125	(2,409)	229	(337)	3,223	(3,420)	104		715	0		187	12		137	(1,300)	18,098
Net assets/(liabilities) at fair value	3,558	113	702	8,714	(12,151)	(1,053)	568	(27)		(530)	0		(161)	(12)		(137)	(51)	(467)
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (65) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M16	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	186	(40)	0		0	0		0	0		0	(4)	300
Securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0		0	0	0
Debt	4,563	543	(625)	2,617	(2,573)	0	0	(11)		(62)	0		2	0		0	2	4,456
of which corporates	1,745	291	(178)	1,744	(1,349)	0	0	0		36	0		0	0		0	0	2,289
of which RMBS	814	142	(381)	365	(468)	0	0	(7)		(82)	0		0	0		0	(10)	373
of which CMBS	215	10	(9)	42	(167)	0	0	0		(32)	0		0	0		0	(2)	57
of which CDO	1,298	48	(8)	433	(320)	0	0	0		(1)	0		1	0		0	(22)	1,429
Equity	871	86	(100)	383	(828)	0	0	(39)		(27)	0		0	0		0	(9)	337
Derivatives	4,831	856	(529)	0	0	1,064	(1,688)	25		525	0		0	0		0	(33)	5,051
of which interest rate products	791	14	(34)	0	0	73	(101)	7		39	0		0	0		0	(7)	782
of which equity/index-related products	936	224	(104)	0	0	279	(286)	12		112	0		0	0		0	8	1,181
of which credit derivatives	1,568	618	(380)	0	0	514	(1,014)	8		287	0		0	0		0	(21)	1,580
Other	4,266	668	(516)	1,931	(1,448)	0	(189)	(13)		216	0		0	0		0	(68)	4,847
Trading assets	14,531	2,153	(1,770)	4,931	(4,849)	1,064	(1,877)	(38)		652	0		2	0		0	(108)	14,691
Investment securities	148	0	(36)	81	(13)	0	(85)	(10)		72	0		0	0		0	(2)	155
Equity	366	7	(1)	52	(62)	0	0	0		23	0		19	0		0	13	417
Life finance instruments	1,669	0	0	96	(188)	0	0	0		136	0		0	0		0	(26)	1,687
Other investments	2,035	7	(1)	148	(250)	0	0	0		159	0		19	0		0	(13)	2,104
Loans	8,950	401	(367)	23	(383)	1,966	(1,443)	(54)		1	0		0	0		0	(103)	8,991
of which commercial and industrial loans	5,735	220	(120)	0	(219)	1,299	(1,020)	(18)		14	0		0	0		0	(54)	5,837
of which financial institutions	1,729	65	(34)	1	(141)	372	(306)	0		(35)	0		0	0		0	(28)	1,623
Other intangible assets (mortgage servicing rights)	112	0	0	6	0	0	0	0		0	0		(4)	0		0	(3)	111
Other assets	7,087	313	(973)	1,252	(4,853)	732	(590)	(47)		(168)	0		(3)	0		0	88	2,838
of which loans held-for-sale	6,768	204	(908)	1,077	(4,815)	732	(590)	(73)		(84)	0		(3)	0		0	91	2,399
Total assets at fair value	33,021	2,874	(3,147)	6,459	(10,366)	3,948	(4,035)	(149)		716	0		14	0		0	(145)	29,190
Liabilities (CHF million)
Customer deposits	254	0	(39)	0	0	126	(14)	0		0	0		0	0		0	0	327
Obligation to return securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0		0	0	0
Trading liabilities	4,615	775	(501)	27	(28)	838	(1,443)	71		459	0		(37)	0		0	(43)	4,733
of which interest rate derivatives	578	15	(24)	0	0	82	(93)	13		(22)	0		0	0		0	(6)	543
of which foreign exchange derivatives	329	4	(1)	0	0	8	(49)	1		148	0		0	0		0	(4)	436
of which equity/index-related derivatives	1,347	132	(183)	0	0	248	(198)	28		(141)	0		0	0		0	3	1,236
of which credit derivatives	1,757	620	(286)	0	0	364	(964)	26		411	0		0	0		0	(24)	1,904
Short-term borrowings	72	20	(8)	0	0	117	(100)	0		11	(3)		0	0		0	(1)	108
Long-term debt	14,123	1,285	(962)	0	0	2,539	(4,242)	(94)		322	0		0	0		(229)	(208)	12,534
of which structured notes over two years	9,924	956	(947)	0	0	2,353	(658)	(95)		157	0		0	0		(229)	(172)	11,289
of which non-recourse liabilities	3,197	0	0	0	0	25	(3,217)	0		25	0		0	0		0	(22)	8
Other liabilities	2,491	140	(116)	114	(43)	2	(548)	(54)		(68)	(1)		(53)	0		0	(25)	1,839
of which failed sales	454	27	(76)	105	(3)	0	0	0		7	0		0	0		0	(9)	505
Total liabilities at fair value	21,555	2,220	(1,626)	159	(89)	3,622	(6,347)	(77)		724	(4)		(90)	0		(229)	(277)	19,541
Net assets/(liabilities) at fair value	11,466	654	(1,521)	6,300	(10,277)	326	2,312	(72)		(8)	4		104	0		229	132	9,649
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M17				6M16
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(557)	(161)	(718)	[1]	(80)	108	28	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,107)	11	(1,096)		(294)	13	(281)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2Q17	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	39	–	–	–	–	–
Securities received as collateral	14	–	–	–	–	–
Debt	2,110
of which corporates	999
of which	370	Option model	Correlation, in %	(80)	99	28
of which	303	Market comparable	Price, in %	0	142	72
of which	326	Discounted cash flow	Credit spread, in bp	38	991	327
of which RMBS	431	Discounted cash flow	Discount rate, in %	0	37	14
			Prepayment rate, in %	2	28	10
			Default rate, in %	0	12	4
			Loss severity, in %	0	100	54
of which CMBS	35	Discounted cash flow	Capitalization rate, in %	8	11	11
			Discount rate, in %	1	8	5
			Prepayment rate, in %	1	15	11
of which CDO	178	Discounted cash flow	Discount rate, in %	6	15	9
			Prepayment rate, in %	2	20	10
			Credit spread, in bp	273	273	273
			Default rate, in %	0	5	3
			Loss severity, in %	3	85	67
Equity	135	Market comparable	EBITDA multiple	3	8	6
			Price, in %	100	100	100
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,311
of which interest rate products	714	Option model	Correlation, in %		20	100	35
			Prepayment rate, in %		4	35	17
			Volatility skew, in %		(5)	1	(2)
of which equity/index-related products	813	Option model	Correlation, in %		(80)	99	21
			Volatility, in %		0	163	10
			Buyback probability, in %	[2]	50	100	71
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	454	Discounted cash flow	Credit spread, in bp		0	969	105
			Recovery rate, in %		0	45	15
			Discount rate, in %		6	40	19
			Default rate, in %		0	33	6
			Loss severity, in %		14	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	15	5
Other	2,813
of which	1,678	Market comparable	Price, in %		0	110	24
of which	830	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	8,369
Investment securities	36	–	–		–	–	–
Private equity	7	–	–		–	–	–
Other equity investments	285	–	–		–	–	–
Life finance instruments	1,365	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,657
Loans	5,212
of which commercial and industrial loans	2,747
of which	2,270	Discounted cash flow	Credit spread, in bp		52	1,421	384
of which	476	Market comparable	Price, in %		0	100	44
of which financial institutions	1,830
of which	1,585	Discounted cash flow	Credit spread, in bp		59	1,364	447
of which	245	Market comparable	Price, in %		0	95	80
Other intangible assets (mortgage servicing rights)	128	–	–		–	–	–
Other assets	2,176
of which loans held-for-sale	1,973
of which	1,392	Discounted cash flow	Credit spread, in bp		117	976	234
			Recovery rate, in %		3	100	75
of which	361	Market comparable	Price, in %		0	101	67
Total level 3 assets at fair value	17,631
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q16	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 4Q16	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 liabilities at fair value
end of 2Q17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	433	–	–		–	–	–
Obligation to return securities received as collateral	14	–	–		–	–	–
Trading liabilities	2,680
of which interest rate derivatives	270	Option model	Basis spread, in bp		(10)	68	28
			Correlation, in %		20	100	56
			Prepayment rate, in %		4	35	9
of which foreign exchange derivatives	95
of which	65	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		27	35	31
of which	14	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,061	Option model	Correlation, in %		(80)	99	26
			Volatility, in %		0	163	22
			Buyback probability, in %	[2]	50	100	71
of which credit derivatives	622	Discounted cash flow	Credit spread, in bp		0	898	117
			Discount rate, in %		6	40	19
			Default rate, in %		0	33	6
			Recovery rate, in %		20	60	35
			Loss severity, in %		14	100	64
			Correlation, in %		45	86	61
			Prepayment rate, in %		0	15	5
Short-term borrowings	620	–	–		–	–	–
Long-term debt	12,996
of which structured notes over two years	11,972
of which	10,153	Option model	Correlation, in %		(80)	99	29
			Volatility, in %		0	163	19
			Buyback probability, in %	[2]	50	100	71
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,242	Discounted cash flow	Credit spread, in bp		0	395	108
Other liabilities	1,355
of which failed sales	199
of which	117	Market comparable	Price, in %		0	100	61
of which	38	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	18,098
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 4Q16	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,684
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,832
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2Q17	Cumulatively	2Q16		2Q17	2Q16
Financial instruments (CHF million)
Deposits	(4)	(42)	(1)		0	0
Short-term borrowings	0	(1)	(1)		0	0
Long-term debt	(613)	(1,759)	(9)		(2)	0
of which treasury debt over two years	(209)	(457)	(33)		0	0
of which structured notes over two years	(423)	(1,293)	30		(7)	0
Total	(617)	(1,802)	(11)		(2)	0
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2Q17							4Q16
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Equity funds	59		1,006	[1]	1,065	0		65		1,281	[2]	1,346	0
Equity funds sold short	0		(17)		(17)	0		0		(1)		(1)	0
Total funds held in trading assets and liabilities	59		989		1,048	0		65		1,280		1,345	0
Debt funds	168		44		212	0		215		77		292	0
Equity funds	2		24		26	0		2		51		53	0
Others	1		210		211	0		0		201		201	0
Hedge funds	171		278	[3]	449	0		217		329	[4]	546	0
Debt funds	1		0		1	0		5		0		5	20
Equity funds	243		0		243	48		240		0		240	42
Real estate funds	180		0		180	48		212		0		212	50
Others	34		0		34	33		117		0		117	58
Private equities	458		0		458	129		574		0		574	170
Equity method investments	314		1,209		1,523	35		347		637		984	218
Total funds held in other investments	943		1,487		2,430	164		1,138		966		2,104	388
Total fair value	1,002	[5]	2,476	[6]	3,478	164	[7]	1,203	[5]	2,246	[6]	3,449	388	[7]
1
65% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 20% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 12% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 3% is redeemable on an annual basis with a notice period primarily of more than 60 days.

2
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

3
60% of the redeemable fair value amount of hedge funds is redeemable on a monthly basis with a notice period primarily of less than 30 days, 36% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 4% is redeemable on demand with a notice period primarily of less than 30 days.

4
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

5 Includes CHF 203 million and CHF 334 million attributable to noncontrolling interests in 2Q17 and 4Q16, respectively.
6 Includes CHF 225 million and CHF 231 million attributable to noncontrolling interests in 2Q17 and 4Q16, respectively.
7 Includes CHF 67 million and CHF 88 million attributable to noncontrolling interests in 2Q17 and 4Q16, respectively.

Nonrecurring fair value changes	Nonrecurring fair value changes
end of	2Q17	4Q16
CHF billion
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2Q17			4Q16
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,108	4,178	(3,070)	1,276	4,495	(3,219)
Financial instruments (CHF million)
Interest-bearing deposits with banks	39	49	(10)	26	25	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520	91,434	86	87,331	87,208	123
Loans	16,627	17,050	(423)	19,528	20,144	(616)
Other assets [1]	10,550	13,270	(2,720)	8,369	11,296	(2,927)
Due to banks and customer deposits	(1,049)	(980)	(69)	(1,120)	(1,059)	(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,038)	(16,037)	(1)	(19,634)	(19,638)	4
Short-term borrowings	(5,628)	(5,617)	(11)	(4,061)	(4,017)	(44)
Long-term debt	(71,803)	(74,731)	2,928	(72,868)	(76,123)	3,255
Other liabilities	(759)	(2,294)	1,535	(727)	(2,331)	1,604
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M17		6M16
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	7	[1]	1	[1]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	852	[1]	670	[1]
Other investments	130	[2]	224	[2]
of which related to credit risk	2		(5)
Loans	841	[1]	912	[1]
of which related to credit risk	39		(106)
Other assets	256	[1]	(287)	[2]
of which related to credit risk	23		(264)
Due to banks and customer deposits	(7)	[1]	(65)	[2]
of which related to credit risk	7		(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37)	[1]	(83)	[1]
Short-term borrowings	(264)	[2]	437	[2]
Long-term debt	(3,554)	[2]	(1,488)	[2]
Other liabilities	158	[3]	326	[2]
of which related to credit risk	106		220
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q17 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	37,827	0	37,826	0	37,826
Loans	253,432	0	258,928	2,298	261,226
Other financial assets [1]	165,186	110,331	54,005	1,177	165,513
Financial liabilities
Due to banks and deposits	370,378	204,768	165,611	0	370,379
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673	0	14,673	0	14,673
Short-term borrowings	11,609	0	11,611	0	11,611
Long-term debt	104,897	0	107,418	475	107,893
Other financial liabilities [2]	51,172	0	51,040	132	51,172
4Q16 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	47,508	0	47,508	0	47,508
Loans	252,535	0	256,020	4,602	260,622
Other financial assets [1]	171,514	121,075	49,353	1,436	171,864
Financial liabilities
Due to banks and deposits	374,620	199,721	174,877	0	374,598
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	0	13,382	0	13,382
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	120,448	0	122,220	521	122,741
Other financial liabilities [2]	62,291	1,595	60,573	125	62,293
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 6M17	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	123	0	–		–		123
Interest-bearing deposits with banks	0	0	39	–		–		39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	91,520	0	–		–		91,520
Debt	884	630	2	–		–		1,516
of which corporates	0	580	2	–		–		582
Equity	31,530	327	12	–		–		31,869
Securities received as collateral	32,414	957	14	–		–		33,385
Debt	26,516	34,140	2,110	–		–		62,766
of which foreign governments	26,227	3,120	313	–		–		29,660
of which corporates	157	12,291	999	–		–		13,447
of which RMBS	0	15,202	431	–		–		15,633
of which CMBS	0	2,214	35	–		–		2,249
of which CDO	0	1,309	178	–		–		1,487
Equity	47,450	3,353	135	–		1,065		52,003
Derivatives	5,291	164,594	3,311	(152,294)		–		20,902
of which interest rate products	1,502	97,234	714	–		–		–
of which foreign exchange products	62	41,222	244	–		–		–
of which equity/index-related products	3,728	17,636	813	–		–		–
of which credit derivatives	0	7,618	454	–		–		–
Other	2,132	468	2,813	–		–		5,413
Trading assets	81,389	202,555	8,369	(152,294)		1,065		141,084
Debt	244	1,908	36	–		–		2,188
of which foreign governments	96	1,247	0	–		–		1,343
of which corporates	0	254	0	–		–		254
of which RMBS	0	343	34	–		–		377
of which CMBS	0	0	2	–		–		2
Equity	3	88	0	–		–		91
Investment securities	247	1,996	36	–		–		2,279
Private equity	0	0	7	–		451		458
of which equity funds	0	0	0	–		236		236
Hedge funds	0	0	0	–		449		449
of which debt funds	0	0	0	–		212		212
Other equity investments	23	30	285	–		1,523		1,861
of which private	16	30	285	–		1,522		1,853
Life finance instruments	0	4	1,365	–		–		1,369
Other investments	23	34	1,657	–		2,423		4,137
Loans	0	11,415	5,212	–		–		16,627
of which commercial and industrial loans	0	4,874	2,747	–		–		7,621
of which financial institutions	0	3,804	1,830	–		–		5,634
Other intangible assets (mortgage servicing rights)	0	0	128	–		–		128
Other assets	230	9,177	2,176	(180)		–		11,403
of which loans held-for-sale	0	6,960	1,973	–		–		8,933
Total assets at fair value	114,303	317,777	17,631	(152,474)		3,488		300,725
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M17	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	370	0	–		–		370
Customer deposits	0	3,146	433	–		–		3,579
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	16,038	0	–		–		16,038
Debt	884	630	2	–		–		1,516
of which corporates	0	580	2	–		–		582
Equity	31,530	327	12	–		–		31,869
Obligation to return securities received as collateral	32,414	957	14	–		–		33,385
Debt	4,876	4,940	13	–		–		9,829
of which foreign governments	4,862	417	0	–		–		5,279
of which corporates	0	4,264	13	–		–		4,277
Equity	16,875	114	92	–		17		17,098
Derivatives	5,552	166,986	2,575	(158,525)		–		16,588
of which interest rate products	1,473	89,790	270	–		–		–
of which foreign exchange products	63	47,890	95	–		–		–
of which equity/index-related products	4,016	20,183	1,061	–		–		–
of which credit derivatives	0	8,358	622	–		–		–
Trading liabilities	27,303	172,040	2,680	(158,525)		17		43,515
Short-term borrowings	0	5,008	620	–		–		5,628
Long-term debt	0	57,833	12,996	–		–		70,829
of which treasury debt over two years	0	3,167	0	–		–		3,167
of which structured notes over one year and up to two years	0	7,550	308	–		–		7,858
of which structured notes over two years	0	37,730	11,972	–		–		49,702
of which other debt instruments over two years	0	2,375	573	–		–		2,948
of which other subordinated bonds	0	4,398	0	–		–		4,398
of which non-recourse liabilities	0	1,059	140	–		–		1,199
Other liabilities	0	7,150	1,349	(229)		–		8,270
of which failed sales	0	560	199	–		–		759
Total liabilities at fair value	59,717	262,542	18,092	(158,754)		17		181,614
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	208	0	–		–		208
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	418	1	–		–		1,038
of which corporates	1	378	1	–		–		380
Equity	30,706	751	69	–		–		31,526
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,200	3,977	–		–		65,675
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,332	1,674	–		–		14,186
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,493	3,795	240	–		1,346		63,874
Derivatives	5,631	224,400	4,305	(207,323)		–		27,013
of which interest rate products	3,074	133,928	748	–		–		–
of which foreign exchange products	18	61,459	355	–		–		–
of which equity/index-related products	2,538	20,777	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,268	2,319	4,243	–		–		8,830
Trading assets	95,890	262,714	12,765	(207,323)		1,346		165,392
Debt	294	2,032	72	–		–		2,398
of which foreign governments	103	1,240	0	–		–		1,343
of which corporates	0	287	0	–		–		287
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	3	85	0	–		–		88
Investment securities	297	2,117	72	–		–		2,486
Private equity	0	0	8	–		566		574
of which equity funds	0	0	0	–		232		232
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		984		1,380
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,096		4,088
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,396	1,679	(915)		–		9,420
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,794	374,793	23,390	(208,238)		3,442		321,181
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	445	0	–		–		445
Customer deposits	0	3,166	410	–		–		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	418	1	–		–		1,038
of which corporates	1	378	1	–		–		380
Equity	30,706	751	69	–		–		31,526
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,387	191	41	–		1		16,620
Derivatives	5,407	229,334	3,673	(218,045)		–		20,369
of which interest rate products	2,946	126,298	538	–		–		–
of which foreign exchange products	18	71,017	150	–		–		–
of which equity/index-related products	2,442	22,687	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,170	233,089	3,737	(218,045)		1		44,952
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	58,555	13,415	–		–		71,970
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	4,584	1	–		–		4,585
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,892	1,679	(1,014)		–		9,557
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,495	328,495	19,827	(219,059)		1		186,759
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	6M17		6M16
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Securities received as collateral	0	137	0	0
Debt	7	206	5	1,667
Equity	663	161	285	835
Derivatives	2,287	0	2,403	0
Trading assets	2,957	367	2,693	2,502
Liabilities (CHF million)
Obligations to return securities received as collateral	0	137	0	0
Debt	0	44	2	33
Equity	49	78	16	48
Derivatives	2,594	32	3,007	8
Trading liabilities	2,643	154	3,025	89

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M17	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	39	0	0	0	0	0	0		(1)	0		0	0	0	0	39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(195)	0		0	0		0	0	0	(5)	0
Securities received as collateral	70	3	(1)	31	(86)	0	0	0		0	0		0	0	0	(3)	14
Debt	3,977	326	(555)	1,447	(2,764)	0	0	(7)		(97)	0		6	0	0	(223)	2,110
of which corporates	1,674	113	(279)	1,040	(1,391)	0	0	(6)		(40)	0		4	0	0	(116)	999
of which RMBS	605	189	(130)	64	(206)	0	0	2		(62)	0		0	0	0	(31)	431
of which CMBS	65	4	(14)	0	(11)	0	0	(3)		(2)	0		0	0	0	(4)	35
of which CDO	1,165	14	(114)	132	(965)	0	0	0		(17)	0		0	0	0	(37)	178
Equity	240	15	(18)	32	(123)	0	0	0		2	0		0	0	0	(13)	135
Derivatives	4,305	215	(657)	0	0	503	(857)	103		(50)	0		0	0	0	(251)	3,311
of which interest rate products	748	4	(32)	0	0	90	(101)	5		34	0		0	0	0	(34)	714
of which equity/index-related products	914	85	(45)	0	0	191	(321)	9		38	0		0	0	0	(58)	813
of which credit derivatives	688	126	(188)	0	0	40	(160)	25		(38)	0		0	0	0	(39)	454
Other	4,243	49	(51)	6,774	(8,022)	0	(220)	3		262	0		0	0	0	(225)	2,813
Trading assets	12,765	605	(1,281)	8,253	(10,909)	503	(1,077)	99		117	0		6	0	0	(712)	8,369
Investment securities	72	0	(16)	64	(80)	0	(67)	(1)		68	0		0	0	0	(4)	36
Equity	318	0	0	89	(106)	0	0	0		(12)	0		23	0	0	(20)	292
Life finance instruments	1,588	0	0	96	(244)	0	0	0		22	0		0	0	0	(97)	1,365
Other investments	1,906	0	0	185	(350)	0	0	0		10	0		23	0	0	(117)	1,657
Loans	6,585	491	(372)	54	(487)	631	(1,419)	(19)		114	0		0	0	0	(366)	5,212
of which commercial and industrial loans	3,816	216	(103)	51	(321)	250	(1,033)	(7)		76	0		0	0	0	(198)	2,747
of which financial institutions	1,829	275	(9)	3	(162)	349	(337)	0		(10)	0		0	0	0	(108)	1,830
Other intangible assets (mortgage servicing rights)	138	0	0	1	(1)	0	0	0		0	0		(2)	0	0	(8)	128
Other assets	1,679	100	(37)	346	(562)	1,008	(95)	(2)		(123)	0		(1)	0	0	(137)	2,176
of which loans held-for-sale [2]	1,316	55	(26)	317	(447)	1,008	(95)	(2)		(33)	0		0	0	0	(120)	1,973
Total assets at fair value	23,390	1,238	(1,707)	8,934	(12,475)	2,168	(2,853)	77		185	0		26	0	0	(1,352)	17,631
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	26	0	0		(10)	0		0	0	13	(6)	433
Obligation to return securities received as collateral	70	3	(1)	31	(86)	0	0	0		0	0		0	0	0	(3)	14
Trading liabilities	3,737	217	(733)	81	(80)	569	(994)	79		23	0		5	0	0	(224)	2,680
of which interest rate derivatives	538	6	(30)	0	0	13	(228)	3		(6)	0		0	0	0	(26)	270
of which foreign exchange derivatives	150	10	(1)	0	0	5	(4)	0		(59)	0		0	0	0	(6)	95
of which equity/index-related derivatives	1,181	12	(81)	0	0	321	(411)	(3)		117	0		0	0	0	(75)	1,061
of which credit derivatives	851	143	(225)	0	0	103	(175)	17		(41)	0		0	0	0	(51)	622
Short-term borrowings	516	89	(22)	0	0	331	(277)	(2)		9	0		8	0	0	(32)	620
Long-term debt	13,415	744	(1,623)	0	0	2,290	(1,785)	45		718	0		0	12	124	(944)	12,996
of which structured notes over two years	12,434	603	(1,533)	0	0	1,936	(1,496)	45		726	0		0	12	124	(879)	11,972
Other liabilities	1,679	72	(31)	117	(170)	7	(365)	(18)		(25)	0		173	0	0	(90)	1,349
of which failed sales	219	20	(13)	106	(131)	0	0	(1)		12	0		0	0	0	(13)	199
Total liabilities at fair value	19,827	1,125	(2,410)	229	(336)	3,223	(3,421)	104		715	0		186	12	137	(1,299)	18,092
Net assets/(liabilities) at fair value	3,563	113	703	8,705	(12,139)	(1,055)	568	(27)		(530)	0		(160)	(12)	(137)	(53)	(461)
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (65) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M16	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	186	(40)	0		0	0		0	0	0	(4)	300
Securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0	0	0	0
Debt	4,564	543	(625)	2,617	(2,573)	0	0	(11)		(62)	0		2	0	0	1	4,456
of which corporates	1,746	291	(178)	1,744	(1,349)	0	0	0		36	0		0	0	0	(1)	2,289
of which RMBS	814	142	(381)	365	(468)	0	0	(7)		(82)	0		0	0	0	(10)	373
of which CMBS	215	10	(9)	42	(167)	0	0	0		(32)	0		0	0	0	(2)	57
of which CDO	1,298	48	(8)	433	(320)	0	0	0		(1)	0		1	0	0	(22)	1,429
Equity	871	86	(100)	383	(828)	0	0	(39)		(27)	0		0	0	0	(9)	337
Derivatives	4,831	856	(529)	0	0	1,064	(1,688)	25		525	0		0	0	0	(33)	5,051
of which interest rate products	791	14	(34)	0	0	73	(101)	7		39	0		0	0	0	(7)	782
of which equity/index-related products	936	224	(104)	0	0	279	(286)	12		112	0		0	0	0	8	1,181
of which credit derivatives	1,568	618	(380)	0	0	514	(1,014)	8		287	0		0	0	0	(21)	1,580
Other	4,266	668	(516)	1,931	(1,448)	0	(189)	(13)		216	0		0	0	0	(68)	4,847
Trading assets	14,532	2,153	(1,770)	4,931	(4,849)	1,064	(1,877)	(38)		652	0		2	0	0	(109)	14,691
Investment securities	148	0	(36)	81	(13)	0	(85)	(10)		72	0		0	0	0	(2)	155
Equity	365	7	(1)	48	(59)	0	0	0		23	0		19	0	0	15	417
Life finance instruments	1,669	0	0	96	(188)	0	0	0		136	0		0	0	0	(26)	1,687
Other investments	2,034	7	(1)	144	(247)	0	0	0		159	0		19	0	0	(11)	2,104
Loans	8,950	401	(367)	23	(383)	1,966	(1,443)	(54)		1	0		0	0	0	(103)	8,991
of which commercial and industrial loans	5,735	220	(120)	0	(219)	1,299	(1,020)	(18)		14	0		0	0	0	(54)	5,837
of which financial institutions	1,729	65	(34)	1	(141)	372	(306)	0		(35)	0		0	0	0	(28)	1,623
Other intangible assets (mortgage servicing rights)	112	0	0	6	0	0	0	0		0	0		(4)	0	0	(3)	111
Other assets	7,087	313	(973)	1,252	(4,853)	732	(590)	(47)		(168)	0		(3)	0	0	88	2,838
of which loans held-for-sale	6,768	204	(908)	1,077	(4,815)	732	(590)	(73)		(84)	0		(3)	0	0	91	2,399
Total assets at fair value	33,021	2,874	(3,147)	6,455	(10,363)	3,948	(4,035)	(149)		716	0		14	0	0	(144)	29,190
Liabilities (CHF million)
Customer deposits	254	0	(39)	0	0	126	(14)	0		0	0		0	0	0	0	327
Obligation to return securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0	0	0	0
Trading liabilities	4,615	775	(501)	27	(28)	838	(1,443)	71		459	0		(37)	0	0	(43)	4,733
of which interest rate derivatives	578	15	(24)	0	0	82	(93)	13		(22)	0		0	0	0	(6)	543
of which foreign exchange derivatives	329	4	(1)	0	0	8	(49)	1		148	0		0	0	0	(4)	436
of which equity/index-related derivatives	1,347	132	(183)	0	0	248	(198)	28		(141)	0		0	0	0	3	1,236
of which credit derivatives	1,757	620	(286)	0	0	364	(964)	26		411	0		0	0	0	(24)	1,904
Short-term borrowings	72	20	(8)	0	0	117	(100)	0		11	(3)		0	0	0	(1)	108
Long-term debt	14,123	1,285	(962)	0	0	2,539	(4,242)	(94)		322	0		0	0	(229)	(208)	12,534
of which structured notes over two years	9,924	956	(947)	0	0	2,353	(658)	(95)		157	0		0	0	(229)	(172)	11,289
of which non-recourse liabilities	3,197	0	0	0	0	25	(3,217)	0		25	0		0	0	0	(22)	8
Other liabilities	2,483	140	(116)	114	(43)	2	(548)	(54)		(68)	(1)		(51)	0	0	(25)	1,833
of which failed sales	454	27	(76)	105	(3)	0	0	0		7	0		0	0	0	(9)	505
Total liabilities at fair value	21,547	2,220	(1,626)	159	(89)	3,622	(6,347)	(77)		724	(4)		(88)	0	(229)	(277)	19,535
Net assets/(liabilities) at fair value	11,474	654	(1,521)	6,296	(10,274)	326	2,312	(72)		(8)	4		102	0	229	133	9,655
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M17				6M16
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(557)	(160)	(717)	[1]	(80)	106	26	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,107)	10	(1,097)		(291)	13	(278)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 6M17	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	39	–	–	–	–	–
Securities received as collateral	14	–	–	–	–	–
Debt	2,110
of which corporates	999
of which	370	Option model	Correlation, in %	(80)	99	28
of which	303	Market comparable	Price, in %	0	142	72
of which	326	Discounted cash flow	Credit spread, in bp	38	991	327
of which RMBS	431	Discounted cash flow	Discount rate, in %	0	37	14
			Prepayment rate, in %	2	28	10
			Default rate, in %	0	12	4
			Loss severity, in %	0	100	54
of which CMBS	35	Discounted cash flow	Capitalization rate, in %	8	11	11
			Discount rate, in %	1	8	5
			Prepayment rate, in %	1	15	11
of which CDO	178	Discounted cash flow	Discount rate, in %	6	15	9
			Prepayment rate, in %	2	20	10
			Credit spread, in bp	273	273	273
			Default rate, in %	0	5	3
			Loss severity, in %	3	85	67
Equity	135	Market comparable	EBITDA multiple	3	8	6
			Price, in %	100	100	100
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 6M17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,311
of which interest rate products	714	Option model	Correlation, in %		20	100	35
			Prepayment rate, in %		4	35	17
			Volatility skew, in %		(5)	1	(2)
of which equity/index-related products	813	Option model	Correlation, in %		(80)	99	21
			Volatility, in %		0	163	10
			Buyback probability, in %	[2]	50	100	71
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	454	Discounted cash flow	Credit spread, in bp		0	969	105
			Recovery rate, in %		0	45	15
			Discount rate, in %		6	40	19
			Default rate, in %		0	33	6
			Loss severity, in %		14	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	15	5
Other	2,813
of which	1,678	Market comparable	Price, in %		0	110	24
of which	830	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	8,369
Investment securities	36	–	–		–	–	–
Private equity	7	–	–		–	–	–
Other equity investments	285	–	–		–	–	–
Life finance instruments	1,365	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,657
Loans	5,212
of which commercial and industrial loans	2,747
of which	2,270	Discounted cash flow	Credit spread, in bp		52	1,421	384
of which	476	Market comparable	Price, in %		0	100	44
of which financial institutions	1,830
of which	1,585	Discounted cash flow	Credit spread, in bp		59	1,364	447
of which	245	Market comparable	Price, in %		0	95	80
Other intangible assets (mortgage servicing rights)	128	–	–		–	–	–
Other assets	2,176
of which loans held-for-sale	1,973
of which	1,392	Discounted cash flow	Credit spread, in bp		117	976	234
			Recovery rate, in %		3	100	75
of which	361	Market comparable	Price, in %		0	101	67
Total level 3 assets at fair value	17,631
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 liabilities at fair value
end of 6M17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	433	–	–		–	–	–
Obligation to return securities received as collateral	14	–	–		–	–	–
Trading liabilities	2,680
of which interest rate derivatives	270	Option model	Basis spread, in bp		(10)	68	28
			Correlation, in %		20	100	56
			Prepayment rate, in %		4	35	9
of which foreign exchange derivatives	95
of which	65	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		27	35	31
of which	14	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,061	Option model	Correlation, in %		(80)	99	26
			Volatility, in %		0	163	22
			Buyback probability, in %	[2]	50	100	71
of which credit derivatives	622	Discounted cash flow	Credit spread, in bp		0	898	117
			Discount rate, in %		6	40	19
			Default rate, in %		0	33	6
			Recovery rate, in %		20	60	35
			Loss severity, in %		14	100	64
			Correlation, in %		45	86	61
			Prepayment rate, in %		0	15	5
Short-term borrowings	620	–	–		–	–	–
Long-term debt	12,996
of which structured notes over two years	11,972
of which	10,153	Option model	Correlation, in %		(80)	99	29
			Volatility, in %		0	163	19
			Buyback probability, in %	[2]	50	100	71
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,242	Discounted cash flow	Credit spread, in bp		0	395	108
Other liabilities	1,349
of which failed sales	199
of which	117	Market comparable	Price, in %		0	100	61
of which	38	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	18,092
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,679
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,827
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	6M17	Cumulatively	6M16		6M17	6M16
Financial instruments (CHF million)
Deposits	(4)	(42)	(1)		0	0
Short-term borrowings	0	(1)	(1)		0	0
Long-term debt	(587)	(1,665)	2		(2)	0
of which treasury debt over two years	(182)	(363)	(22)		0	0
of which structured notes over two years	(423)	(1,293)	30		(7)	0
Total	(591)	(1,708)	0		(2)	0
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	6M17							2016
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Equity funds	60		1,005	[1]	1,065	0		65		1,281	[1]	1,346	0
Equity funds sold short	0		(17)		(17)	0		0		(1)		(1)	0
Total funds held in trading assets and liabilities	60		988		1,048	0		65		1,280		1,345	0
Debt funds	168		44		212	0		215		77		292	0
Equity funds	2		24		26	0		2		51		53	0
Others	1		210		211	0		0		201		201	0
Hedge funds	171		278	[3]	449	0		217		329	[3]	546	0
Debt funds	1		0		1	0		5		0		5	20
Equity funds	236		0		236	47		232		0		232	41
Real estate funds	180		0		180	48		212		0		212	50
Others	34		0		34	33		117		0		117	58
Private equities	451		0		451	128		566		0		566	169
Equity method investments	312		1,211		1,523	35		349		635		984	218
Total funds held in other investments	934		1,489		2,423	163		1,132		964		2,096	387
Total fair value	994	[5]	2,477	[6]	3,471	163	[7]	1,197	[5]	2,244	[6]	3,441	387	[7]
1
65% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 20% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 12% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 3% is redeemable on an annual basis with a notice period primarily of more than 60 days.

2
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

3
60% of the redeemable fair value amount of hedge funds is redeemable on a monthly basis with a notice period primarily of less than 30 days, 36% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 4% is redeemable on demand with a notice period primarily of less than 30 days.

4
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

5 Includes CHF 203 million and CHF 334 million attributable to noncontrolling interests in 6M17 and 2016, respectively.
6 Includes CHF 225 million and CHF 231 million attributable to noncontrolling interests in 6M17 and 2017, respectively.
7 Includes CHF 67 million and CHF 88 million attributable to noncontrolling interests in 6M17 and 2016, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	6M17	2016
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	6M17			2016
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,108	4,178	(3,070)	1,276	4,495	(3,219)
Financial instruments (CHF million)
Interest-bearing deposits with banks	39	49	(10)	26	25	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520	91,434	86	87,331	87,208	123
Loans	16,627	17,050	(423)	19,528	20,144	(616)
Other assets [1]	10,550	13,270	(2,720)	8,369	11,296	(2,927)
Due to banks and customer deposits	(1,049)	(980)	(69)	(1,120)	(1,059)	(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,038)	(16,037)	(1)	(19,634)	(19,638)	4
Short-term borrowings	(5,628)	(5,617)	(11)	(4,061)	(4,017)	(44)
Long-term debt	(70,829)	(73,733)	2,904	(71,970)	(75,106)	3,136
Other liabilities	(759)	(2,294)	1,535	(727)	(2,331)	1,604
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M17		6M16
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	7	[1]	1	[1]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	852	[1]	670	[1]
Other investments	130	[2]	224	[2]
of which related to credit risk	2		(5)
Loans	841	[1]	912	[1]
of which related to credit risk	39		(106)
Other assets	256	[1]	(282)	[2]
of which related to credit risk	23		(264)
Due to banks and customer deposits	(7)	[1]	(65)	[2]
of which related to credit risk	7		(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37)	[1]	(83)	[1]
Short-term borrowings	(264)	[2]	437	[2]
Long-term debt	(3,220)	[2]	(1,446)	[2]
Other liabilities	157	[3]	319	[2]
of which related to credit risk	109		223
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M17 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,827	0	37,826	0	37,826
Loans	256,934	0	262,430	2,298	264,728
Other financial assets [1]	165,022	110,162	54,013	1,174	165,349
Financial liabilities
Due to banks and deposits	371,751	205,259	166,493	0	371,752
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673	0	14,673	0	14,673
Short-term borrowings	11,609	0	11,611	0	11,611
Long-term debt	104,891	0	107,517	475	107,992
Other financial liabilities [2]	51,202	0	51,070	127	51,197
2016 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,797	0	47,797	0	47,797
Loans	259,211	0	262,766	4,602	267,368
Other financial assets [1]	175,011	122,217	51,710	1,435	175,362
Financial liabilities
Due to banks and deposits	383,289	200,534	182,803	0	383,337
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,671	0	13,671	0	13,671
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	120,525	0	122,290	521	122,811
Other financial liabilities [2]	62,436	1,595	60,720	117	62,432
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.